Inventories (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Lubricants	$ 14,917	$ 15,863
Bunkers	50,102	51,299
Total	$ 65,019	$ 67,162